LOANS (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans
Loans, net of unearned income	$ 655,464	$ 647,242
Corporate
Loans
Total loans	247,590	224,612
Net unearned income	(797)	(710)
Loans, net of unearned income	246,793	223,902
Corporate | Commercial and industrial
Loans
Loans, net of unearned income	108,776	99,414
Corporate | Financial institutions
Loans
Loans, net of unearned income	54,317	43,407
Corporate | Mortgage and real estate
Loans
Loans, net of unearned income	31,070	28,296
Corporate | Lease financing
Loans
Loans, net of unearned income	2,015	1,838
In U.S. offices | Corporate
Loans
Total loans	103,705	91,911
In U.S. offices | Corporate | Commercial and industrial
Loans
Total loans	26,985	20,830
In U.S. offices | Corporate | Financial institutions
Loans
Total loans	18,159	15,113
In U.S. offices | Corporate | Mortgage and real estate
Loans
Total loans	24,705	21,516
In U.S. offices | Corporate | Installment, revolving credit and other
Loans
Total loans	32,446	33,182
In U.S. offices | Corporate | Lease financing
Loans
Total loans	1,410	1,270
In offices outside the U.S. | Corporate
Loans
Total loans	143,885	132,701
In offices outside the U.S. | Corporate | Commercial and industrial
Loans
Total loans	82,939	79,764
In offices outside the U.S. | Corporate | Financial institutions
Loans
Total loans	37,739	29,794
In offices outside the U.S. | Corporate | Mortgage and real estate
Loans
Total loans	6,485	6,885
In offices outside the U.S. | Corporate | Installment, revolving credit and other
Loans
Total loans	14,958	14,114
In offices outside the U.S. | Corporate | Lease financing
Loans
Total loans	605	568
In offices outside the U.S. | Corporate | Government and official institutions
Loans
Total loans	$ 1,159	$ 1,576